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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20509

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         THE CYPRESS FUNDS LLC
                 -------------------------------
   Address:      865 S. Figueroa St., Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-04707
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Miller
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (213) 891-6375
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Robert Miller        Los Angeles, California   November 6, 2009
   ----------------------------   -----------------------   ----------------
           [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   20
                                        --------------------

Form 13F Information Table Value Total:              199,606
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-10954                     Peak Investments LLC
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                        TITLE OF CLASS     CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------------- ------------------ --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
BANK OF AMERICA CORPORATION               Common       060505104   31,048 1,835,000 SH         Other       1          Shared
DEXCOM INC.                               Common       252131107   13,776 1,737,200 SH         Other       1          Shared
EZCORP INC                          Class A non-voting 302301106    4,941   361,714 SH         Other       1          Shared
FORD MOTOR CORP                           Common       345370860    9,914 1,375,000 SH         Other       1          Shared
FIFTH STREET FINANCE CORP.                Common       31678A103    8,850   809,700 SH         Other       1          Shared
FREEPORT MCMORAN COPPER & GOLD            Common       35671D857    6,930   101,000 SH         Other       1          Shared
FREEPORT MCMORAN COPPER & GOLD           Pfd Conv      35671D782   11,948   116,000 SH         Other       1          Shared
GOLDMAN SACHS GROUP INC                   Common       38141G104   10,139    55,000 SH         Other       1          Shared
INTERNATIONAL BUSINESS MACHINE CORP       Common       459200101    4,784    40,000 SH         Other       1          Shared
JPMORGAN & CHASE & CO.                    Common       46625H100   28,921   660,000 SH         Other       1          Shared
MANNKIND CORPORATION                      Common       56400P201    5,418   550,000 SH         Other       1          Shared
MCMORAN EXPLORATION CO.                   Common       582411104      577    76,478 SH         Other       1          Shared
MONSANTO CO.                              Common       61166W101    7,839   101,276 SH         Other       1          Shared
MORGAN STANLEY                            Common       617446448    1,235    40,000 SH         Other       1          Shared
OCCIDENTAL PETROLEUM CORP                 Common       674599105    9,800   125,000 SH         Other       1          Shared
OPENTABLE INC                             Common       68372A104    2,756   100,000 SH         Other       1          Shared
STATE STREET CORPORATION                  Common       857477103   22,018   418,600 SH         Other       1          Shared
TEVA PHARMACEUTICAL INDS LTD                ADR        881624209    8,509   168,300 SH         Other       1          Shared
TRANSOCEAN LTD                            REG SHS      H8817H100    4,277    50,000 SH         Other       1          Shared
WELLS FARGO & COMPANY                     Common       949746101    5,926   210,300 SH         Other       1          Shared
                                                                 --------
                                                                  199,606
                                                                 --------